Equity Incentive Plans - Expected Dividend Yield Valuation Model (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	41.90%	86.00%	91.20%
Average expected term in years		7 years	7 years
Risk-free interest rate		1.70%	1.20%
Risk-free interest rate, minimum	1.01%
Risk-free interest rate, maximum	2.09%
Expected dividend yield	0.00%	0.00%	0.00%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average expected term in years	3 years 10 months 24 days
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average expected term in years	6 years 7 months 6 days